Financial Income (Expenses), Net	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Financial Income (Expenses), Net
Note 15 - Financial Income (Expenses), Net
	Year ended December 31
	2019	2020	2021
	US$ thousands

Interest income	2,295	2,197	1,548
Discount on marketable securities, net	(144)	(244)	(621)
Exchange rate differences, net	(357)	(748)	(1,031)
Bank charges	(148)	(171)	(48)

	1,646	1,034	(152)